OTHER RECEIVABLES, NET (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Yiang
Payment of refundable deposit	$ 5,983,022
Chengtai
Payment of refundable deposit	6,341,561
Zhongrun
Payment of refundable deposit	$ 86,007